Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 13,617	$ 48,710	$ 39,036	$ 33,647
AUSTRALIA
Statement Line Items [Line Items]
Revenue	13,507	48,707	37,889	31,985
UNITED STATES
Statement Line Items [Line Items]
Revenue	110		1,147	1,662
UNITED KINGDOM
Statement Line Items [Line Items]
Revenue		$ 3